Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	SCHWAB ANNUITY PORTFOLIOS
Entity Central Index Key	0000918266
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2022
Document Effective Date	Apr. 28, 2022
Prospectus Date	Apr. 28, 2022
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus:
Trading Symbol	SWP1Z
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus:
Trading Symbol	SWPXX
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus:
Trading Symbol	SWB1Z
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus:
Trading Symbol	SWC1Z
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus:
Trading Symbol	SWG1Z